Note K - Fair Value (Detail) - Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs (Fair Value, Inputs, Level 3 [Member], USD $)	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Balance	$ 1,088,000	$ 7,910,000
Payment on secured borrowings	(1,088,000)
Balance		$ 7,910,000